SHAREHOLDERS' EQUITY	12 Months Ended
Mar. 31, 2021
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

Note 19 – SHAREHOLDERS’ EQUITY

Xiaobai Maimai Inc. was established under the laws of the Cayman Islands on April 25, 2016. The authorized number of ordinary shares is 500,000,000 shares with par value of US$0.0001 each. As of March 31, 2021 and 2020, 48,850,574 and 48,818,340 ordinary shares were outstanding. On August 24, 2020, the Company amended the ratio of ADS representing its ordinary shares from one (1) ADS representing one (1) ordinary share to one (1) ADS representing three (3) ordinary shares. The change in the ADS ratio has the same effect as a one-for-three reverse ADS split. There was no change to our ordinary shares in connection with the change of the ADS ratio.